Condensed Consolidated Unaudited Interim Statements of Operations and Other Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019		Jun. 30, 2018
Profit or loss [abstract]
Revenues	$ 1,000	[1]	$ 1,000
Research and development expenses	1,688	[1]	2,842
General and administrative expenses	3,305	[1]	3,394
Reimbursement of legal fees	(430)	[1]
Other income, net			(866)
Total expenses	4,563	[1]	5,370
Operating loss	3,563	[1]	4,370
Net change in fair value of derivatives	(992)	[1]	758
Finance expense	108	[1]	79
Finance income	(73)	[1]	(24)
Finance expense (income), net	(957)	[1]	813
Loss for the period	2,606	[1]	5,183
Loss attributable to:
Owners of the Company	2,575	[1]	4,853
Non-controlling interests	31	[1]	330
Total Loss attributable	$ 2,606	[1]	$ 5,183
Loss per share
Basic and diluted loss per share - USD	$ 0.14	[1]	$ 0.42	[2]
Number of shares used in calculation	19,183,303	[1]	12,405,856	[2]

[1]	See Note 3 regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data were not restated.
[2]	Restated to reflect a 20:1 reverse share split, that took place in January 2019, see Note 6.